CONSOLIDATED BALANCE SHEETS (USD $)	May 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Current assets
Cash and cash equivalents	$ 1,516,829	$ 2,320,185	$ 502,528
Deferred research and development costs	86,262	156,279	64,207
Deferred offering costs		20,000
Prepaid expenses and other current assets	15,500	49,382	14,378
Total current assets	1,618,591	2,545,846	581,113
Equipment, net of accumulated depreciation of $4,346, $463 and $0 at May 31, 2012, August 31, 2011 and August 31, 2010 respectively	21,502	927
Total assets	1,640,093	2,546,773	581,113
Current liabilities
Accounts payable	148,476	119,868	67,553
Accrued liabilities	8,438	161,009	156,109
Convertible promissory note, net of $999,985 discount	15
Warrant liability			8,059
Total current liabilities	156,929	280,877	231,721
Total liabilities	156,929	280,877	231,721
Commitments and contingencies
Stockholders' equity
Preferred stock
Common stock	20,638	20,638	19,533
Additional paid-in capital	13,778,126	12,593,184	7,058,035
Deficit accumulated during the development stage	(12,315,600)	(10,347,926)	(6,728,176)
Total stockholders' equity	1,483,164	2,265,896	349,392
Total liabilities and stockholders' equity	$ 1,640,093	$ 2,546,773	$ 581,113